Share-Based Incentive Plans (Stock Option Activity) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Options
Number of options outstanding at January 1 (in shares) | shares	2,387
Number of options granted (in shares) | shares	268
Number of options exercised (in shares) | shares	(308)
Number of options canceled or expired (in shares) | shares	(79)
Number of options outstanding at December 31 (in shares) | shares	2,268
Number of shares exercisable at December 31 (in shares) | shares	1,753
Weighted- Average Exercise Price
Weighted-average exercise price outstanding at January 1 (USD per share) | $ / shares	$ 144.01
Weighted-average exercise price granted (USD per share) | $ / shares	152.16
Weighted-average exercise price exercised (USD per share) | $ / shares	142.42
Weighted-average exercise price canceled or expired (USD per share) | $ / shares	172.70
Weighted-average exercise price outstanding at December 31 (USD per share) | $ / shares	144.54
Weighted-average exercise price exercisable at December 31 (USD per share) | $ / shares	$ 142.38